Note 13 - Guarantees	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Guarantees [text block]
Note
13
Guarantees

A guarantee is made by the Group in favor of Dell Bank International d.a.c. ("Dell") as a security for any and all present and future finance lease liabilities of Group subsidiaries (as the Lessee) to Dell.

This guarantee is limited to a principal amount of approximately
US$11.6
million, with the addition of any interests, costs and/or expenses accruing on the liabilities and/or as a result of the Lessee’s non-fulfilment of the liabilities; is independent and separate from the obligations of the Lessee; and is valid for
10
years from
January 17, 2017.